Floor plan financing	9 Months Ended
May 31, 2026
Floor plan financing
Floor plan financing

14. Floor plan financing

The Company finances most of its new and certain of its used boat inventory through standardized floor plan facilities with either various financial institutions and manufacturer-affiliated finance companies or directly with individual manufacturer-affiliated finance companies and other lending institutions. The new and used boat floor plan facilities bear interest at variable rates based on either SOFR or prime rates, depending on the lender arrangement. The weighted average interest rate on floor plan facilities was 9.7% as of August 31, 2025. The new and used boat floor plan facilities are collateralized by boat inventory and other assets. The vehicle floor plan facilities contain a number of covenants, including, among others, covenants restricting the Company with respect to the creation of liens and changes in ownership, officers and key management personnel.

Prior to the Company’s acquisition of NVG, NVG had not been compliant with all covenants of its floor plan and mortgage lenders due to the change of ownership when NVG purchased 86% of the shares held by a founding shareholder in 2023 as well as the change of ownership that has occurred with acquisition of 100% of NVG by the Company. In addition, NVG had not been compliant with the covenant requiring threshold Debt Service Coverage Ratios due to the reduced margins throughout 2024 caused by excessive dealer inventory levels, fierce competition and high floor plan interest triggering technical defaults with five of its lenders, namely:

●	Wells Fargo Commercial Finance
●	Bank of Montreal (BMO)
●	Valley National Bank
●	Shore Premier/Centennial Bank
●	Northpoint Commercial Finance

At the Acquisition Date, all of the above lenders, except for Wells Fargo Commercial Finance, had consented to the change of ownership and signed forbearance agreements as the Company regains profitability and updates documentation with all lenders post-acquisition. The floor plan owed to Wells Fargo Commercial Finance in the amount of $1,907,751 was assumed by one of the Company’s suppliers, Beneteau Group. The Company remains in good standing with all of its current floor plan lenders at May 31, 2026.

During the nine-month period ended May 31, 2026, the Company entered into a floor plan financing arrangement with Yamaha Motor Finance Corporation (“Yamaha”), providing for a revolving credit facility of up to $300,000. In connection with this facility, the Company obtained an ILOC of $150,000 issued by its banking partner in favor of Yamaha [note 25]. The ILOC is secured by restricted cash of $150,000 [note 5], which is held in a segregated account and is not available for general operating purposes. The requirement to maintain restricted cash reduces the Company’s available liquidity. Management continues to monitor its liquidity position and compliance with financing arrangements on an ongoing basis.

During the nine-month period ended May 31, 2026, the Company entered into a floor plan financing arrangement with Shore Premier Finance, a division of Centennial Bank (“Shore Premier”), providing for a revolving credit facility of up to $4,000,000. In connection with this facility, the Company obtained ILOCs of $200,000 issued by its banking partner in favor of Shore Premier [note 25]. The ILOC is secured by restricted cash of $200,000 [note 5], which is held in a segregated account and is not available for general operating purposes. The requirement to maintain restricted cash reduces the Company’s available liquidity. Management continues to monitor its liquidity position and compliance with financing arrangements on an ongoing basis.

The table below summarizes the movement in the floor plan financing during the nine-month period ended May 31, 2026 and the fiscal year ended August 31, 2025:

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	32,511,664	—
Proceeds received from floor plan lenders	2,338,845	1,069,341
Payments reimbursed to floor plan lenders	(24,682,008)	(10,531,983)
Business acquisition	—	41,974,306
Closing balance	10,168,501	32,511,664